Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [abstract]
Deposits in banks and other financial institutions	¥ 19
Cash at bank and other financial institutions and on hand	6,909	¥ 6,826
Cash and cash equivalents	¥ 6,928	¥ 6,826	[1]	¥ 4,152	¥ 4,560

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).